Current and Deferred Income Tax and Social Contribution- Somos - Anglo (Predecessor) (Details 2) - BRL (R$) R$ in Thousands		3 Months Ended		9 Months Ended	12 Months Ended
		Dec. 31, 2018		Oct. 10, 2018	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2017	Dec. 31, 2016	Oct. 11, 2018
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		R$ 87,971			R$ 88,546		R$ (57,340)				R$ 87,951
Effect on profit (loss)		20			17,530		51,720
Deferred Assets, net at end of period		87,971			88,546		(57,340)				87,951
The impact of deferred income tax to financial statement with respect to reassessment							83,859
Somos - Anglo (Predecessor)
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period				R$ 34,963					R$ 27,556	R$ 25,484
Effect on profit (loss)				7,407					2,072
Deferred Assets, net at end of period				34,963					27,556	25,484
The impact of deferred income tax to financial statement with respect to reassessment				62,654
Deferred income tax asset on tax losses carryforward calculated based on a separate return method				108,505					52,680	37,712
Income tax and social contribution losses carryforwards
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		110,499			182,257	[1]	31,353	[1]			119,557
Effect on profit (loss)		(9,058)			137,228	[1]	6,573
Deferred Assets, net at end of period		110,499			182,257	[1]	31,353	[1]			119,557
Income tax and social contribution losses carryforwards | Somos - Anglo (Predecessor)
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period	[2]			119,556					65,872	48,486
Effect on profit (loss)	[2]			53,684					17,386
Deferred Assets, net at end of period	[2]			119,556					65,872	48,486
Impairment losses on trade receivables
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		6,532			9,543		6,730				9,068
Effect on profit (loss)		(2,536)			2,813		1,129
Deferred Assets, net at end of period		6,532			9,543		6,730				9,068
Impairment losses on trade receivables | Somos - Anglo (Predecessor)
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period				8,091					6,648	7,012
Effect on profit (loss)				1,443					(364)
Deferred Assets, net at end of period				8,091					6,648	7,012
Provision for obsolete inventories
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		24,619			3,263		7,753				25,906
Effect on profit (loss)		(1,287)			(4,490)		(19,289)
Deferred Assets, net at end of period		24,619			3,263		7,753				25,906
Provision for obsolete inventories | Somos - Anglo (Predecessor)
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period				24,703					24,350	22,845
Effect on profit (loss)				353					1,505
Deferred Assets, net at end of period				24,703					24,350	22,845
Imputed interest on suppliers
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		(10,366)			(744)		(3,303)				(428)
Effect on profit (loss)		(9,938)			2,559		8,477
Deferred Assets, net at end of period		(10,366)			(744)		(3,303)				(428)
Imputed interest on suppliers | Somos - Anglo (Predecessor)
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period				(428)					(5,679)	(8,197)
Effect on profit (loss)				5,251					2,518
Deferred Assets, net at end of period				(428)					(5,679)	(8,197)
Provision for risks of tax, civil and labor losses
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		5,867			19,138		20,189				3,624
Effect on profit (loss)		2,243			(1,051)		15,497
Deferred Assets, net at end of period		5,867			19,138		20,189				3,624
Provision for risks of tax, civil and labor losses | Somos - Anglo (Predecessor)
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period				29,043					3,148	5,576
Effect on profit (loss)				25,895					(2,428)
Deferred Assets, net at end of period				29,043					3,148	5,576
Refund liabilities and right to returned goods
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		17,967			10,903		14,998				12,162
Effect on profit (loss)		5,805			(4,095)		(6,170)
Deferred Assets, net at end of period		17,967			10,903		14,998				12,162
Refund liabilities and right to returned goods | Somos - Anglo (Predecessor)
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period				10,579					18,172	10,325
Effect on profit (loss)				(7,593)					7,847
Deferred Assets, net at end of period				10,579					18,172	10,325
Other temporary difference
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		10,745			10,020		6,512				8,951
Effect on profit (loss)		1,794			3,508		(2,379)
Deferred Assets, net at end of period		10,745			10,020		6,512				8,951
Other temporary difference | Somos - Anglo (Predecessor)
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period				8,950					6,654	13,482
Effect on profit (loss)				2,296					(6,828)
Deferred Assets, net at end of period				8,950					6,654	13,482
Goodwill and fair value adjustments on business combination
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		(77,892)	[3]		(150,598)	[4]	(30,486)	[4]			(90,889)	[3]
Effect on profit (loss)		12,997	[3]		(120,112)	[4]	46,574	[3]
Deferred Assets, net at end of period		R$ (77,892)	[3]		R$ (150,598)	[4]	R$ (30,486)	[4]			R$ (90,889)	[3]
Goodwill and fair value adjustments on business combination | Somos - Anglo (Predecessor)
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period	[5]			(165,531)					(107,641)	(112,190)
Effect on profit (loss)	[5]			(57,890)					4,549
Deferred Assets, net at end of period	[5]			(165,531)					(107,641)	(112,190)
Tax benefit of goodwill to be incurred | Somos - Anglo (Predecessor)
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period	[5]								16,032	38,145
Effect on profit (loss)	[5]			(16,032)					(22,113)
Deferred Assets, net at end of period	[5]								R$ 16,032	R$ 38,145

[1]	Refers to tax losses carryforwards accumulated supported by the Company’s forecasts of the future profitability.
[2]	Includes R$ 108,505 as of October 10, 2018 (R$ 52,680 and R$ 37,712 as of December 31, 2017 and January 1, 2017, respectively) related to deferred income tax asset on tax losses carryforward calculated based on a separate return method for the carve-out operations which will be derecognized through Parent´s Net Investment upon the conclusion of the legal entity structure that will be completed via the comprehensive corporate restructuring mentioned in note 1 of Successor’s combined and unaudited interim condensed combined carve-out financial statements.
[3]	On December 31, 2019 was derecognized through Parent´s Net Investment in the amount of R$ (83,859), upon the conclusion of the legal entity structure that was completed via the comprehensive corporate restructuring and the difference between tax bases of legal entity and amount recognized based on a separate return method for the carve-out operation.
[4]	Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by predecessor Somos Anglo; (ii) amortization of fair value adjustment related to acquisition of the predecessor Somos Anglo by the successor Vasta; and (iii) deductibility of the acquisition goodwill for tax purpose allowed by tax law.
[5]	As described in footnote 20 a., the Business reassessed the income tax position related to corporate reorganization and the benefit of deductibility of the goodwill and as a result, the balance of deferred income tax asset was derecognized. Additionally, given that the Business still have an accounting goodwill recognized but no tax basis, a deferred income tax liability was recognized. The impact of deferred income tax to these financial statement with respect to this reassessment was a charge to the combined carve-out statement of profit or loss and other comprehensive income in the amount of R$ 62,654.